3. Basis of Presentation and Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Combined NOL Carryforwards:
Federal	$ 48,480,486	$ 47,728,300
California	$ 45,235,036	$ 44,482,850